Consolidated Balance Sheets (Parenthetical) $ in Thousands	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Current assets:
Accounts receivable - allowance for doubtful accounts | $	$ 27,052	$ 12,115
Prepaid expenses and other current assets - due from related parties | $	25,429	13,697
Long-term assets:
Property, plant and equipment - accumulated depreciation | $	630,443	699,130
Intangible assets - accumulated amortization | $	809,724	776,520
Other long-term assets - due from related parties | $	9,594	16,830
Current liabilities:
Accrued and other current liabilities - due to related parties | $	$ 1,380	$ 15,404
Preference shares, 0.01 EUR par value, authorized—450,000 shares, no shares issued and outstanding
Preference shares - shares authorized (in shares)	450,000,000	450,000,000
Preference shares - shares issued (in shares)	0	0
Preference shares - shares outstanding (in shares)	0	0
Financing preference shares, 0.01 EUR par value, authorized—40,000 shares, no shares issued and outstanding
Financing preference shares - shares authorized (in shares)	40,000,000	40,000,000
Financing preference shares - shares issued (in shares)	0	0
Financing preference shares - shares outstanding (in shares)	0	0
Common Shares, 0.01 EUR par value, authorized—410,000 shares, issued—230,829 shares in 2020 and 2019, respectively
Common shares - shares authorized (in shares)	410,000,000	410,000,000
Common stock - shares issued (in shares)	230,829,000	230,829,000
Less treasury shares, at cost—2,844 and 3,077 shares in 2020 and 2019, respectively
Treasury shares (in shares)	(2,844,000)	(3,077,000)